Note 10 - Share-based Compensation (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 09, 2017
Share-based Payment Arrangement, Expense		$ 3,152	$ 8,194	$ 2,101
Long-term Incentive Awards [Member] | Senior Management [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 96
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		1 year 1 month 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 37
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Aggregate Value, Granted		$ 79,225
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Settled in Shares, Percentage		25.00%
Share-based Compensation Arrangement By Share-based Payment Award, Equity Instruments Other Than Options, Settled In Cash Or Shares, Percentage		75.00%
Share-based Payment Arrangement, Expense		$ 204
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)		3,486
The 2017 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)						5,277,197
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	370,000	1,134,672	1,791,943	19,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 0
The 2017 Omnibus Incentive Plan [Member] | Restricted Stock [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 36
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		1 year 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 273	$ 396	$ 1,066
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)		22,683	38,023	113,102
The 2017 Omnibus Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 4,650
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		1 year 8 months 15 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 2,158	$ 5,422	$ 331